Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Group debt	R$ 7,073,021	R$ 827,785
Structured financing	2,415,400	874,771
Total debt	9,488,421	1,702,556
Cash	(2,485,641)	(1,954,788)	R$ (109,922)
Securities purchased under agreements to resell	(1,071,328)	(593,673)	(654,057)
Certificate deposits (Securities)	(194,892)	(111,927)	R$ (123,817)
Net debt	5,736,560	(957,832)
Total equity	14,416,836	10,894,609
Total capital	R$ 20,153,396	R$ 9,936,777
Gearing ratio %	28.46%	(9.64%)